Capital Requirements, Liquidity and Going Concern Considerations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capital Requirements, Liquidity and Going Concern Considerations

Note 3 – Capital Requirements, Liquidity and Going Concern Considerations

The Company’s condensed consolidated financial statements are prepared in accordance with GAAP and includes the assumption of a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, as shown in the accompanying condensed consolidated financial statements, the Company has sustained substantial losses from operations since inception. The Company had negative working capital of approximately ($0.5) million at September 30, 2023 and $0.5 million at December 31, 2022. For the nine months ended September 30, 2023, the Company had a net loss of approximately $8.0 million and used cash in operations of approximately $3.0 million.

Management recognizes that the Company may need to obtain additional resources to successfully implement its business plans. No assurances can be given that we will be successful. If management is not able to timely and successfully raise additional capital if needed, the implementation of the Company’s business plan, financial condition and results of operations will be materially affected. These condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 3 – Capital Requirements, Liquidity and Going Concern Considerations

The Company’s consolidated financial statements are prepared in accordance with GAAP and includes the assumption of a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, as shown in the accompanying consolidated financial statements, the Company has sustained substantial losses from operations since inception which raises substantial doubt regarding the Company’s ability to continue as a going concern. The Company had working capital of approximately $0.5 million at December 31, 2022 and working capital of approximately $4.1 million at December 31, 2021. The Company had a net loss of approximately $18.3 million at December 31, 2022, and used cash in operations of approximately $10.3 million for the year ended December 31, 2022. The Company expects to continue to incur expenditures for working capital.

Given the current financial position of the Company, during the first quarter of 2023, management decided to close four underperforming locations and has begun entering into agreements to sell certain elements of their business in an effort to raise sufficient capital to support current operations (see Note 15). Management recognizes that the Company must gain access to additional funding to successfully operate its managed clinics. Management has been actively exploring various strategic alternatives in an effort to support operations in 2023 and beyond. If management is not able to timely and successfully gain access to sufficient capital, the financial condition and results of operations will be materially affected. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.